Basis of consolidation (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure Of Basis Of Consolidation [Abstract]
Schedule of consolidated financial statements of consolidated subsidiaries
Entity	Equity Share as of December 31, 2016	Equity Share as of December 31, 2017
Spark Networks Services GmbH (previously, Affinitas GmbH)	100%[1]	100%
Samadhi SAS (acquired on September 30, 2016)	100%	100%
Spark Networks, Inc. (acquired on November 2, 2017)	-	100%
Spark Networks Limited (acquired on November 2, 2017)	-	100%
LOV USA, LLC (acquired on November 2, 2017)	-	100%
Spark Networks USA, LLC (acquired on November 2, 2017)	-	100%
Spark Networks (Israel) Limited (acquired on November 2, 2017)	-	100%
JDate Limited (acquired on November 2, 2017)	-	100%
HurryDate, LLC (acquired on November 2, 2017)	-	100%
MingleMatch, Inc. (acquired on November 2, 2017)	-	100%
Kizmeet, Inc. (acquired on November 2, 2017)	-	100%
Reseaux Spark Canada Ltd. (acquired on November 2, 2017)	-	100%
SocialNet, Inc. (acquired on November 2, 2017)	-	100%
SN Events, Inc. (acquired on November 2, 2017)	-	100%
SN Holdco, LLC (acquired on November 2, 2017)	-	100%
Smooch Labs, Inc. (acquired on November 2, 2017)	-	100%

1In the previous year’s consolidated financial statements Affinitas GmbH was the parent of the Group. As predecessor of Spark Networks SE, Affinitas’ consolidated financials are carried forward.

Schedule of purchase price of Spark Networks Inc
Spark Networks, Inc.
(in thousands)
Spark common stock outstanding as of November 2, 2017	34,701
Multiplied by Adjustment Ratio	0.1
New Spark ADSs to be issued, as converted	3,470

Spark common stock per share price as of November 2, 2017	$0.99
USD to EUR exchange rate as of November 2, 2017	0.8587
Spark common stock per share price as of November 2, 2017	€0.85
Divided by Adjustment Ratio	0.1
Per share fair value of Spark common stock as of November 2, 2017	€8.50
Fair value of New Spark ADSs to be issued pursuant to the Business Combination	€29,499

Schedule of amounts of assets acquired and liabilities assumed
in thousands	Acquisition date fair values
Goodwill	€20,453
Intangible assets	6,243
Property, plant and equipment	81
Non-current assets	27
Trade receivables	336
Other current assets	1,424
Cash and cash equivalents	6,606
Total assets	35,170
Current liabilities	(4,071)
Other liabilities	(41)
Deferred income	(1,559)
Net assets acquired	€29,499